DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	FORMULA SYSTEMS (1985) LTD
Entity Central Index Key	0001045986
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	forty
Entity Common Stock, Shares Outstanding	13,596,000
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 88,172	$ 110,508
Marketable securities (Note 4)	14,347	38,170
Short-term deposits	5,170	24
Trade receivables (net of allowances for doubtful debts of $ 3,781 and $ 3,320 as of December 31, 2010 and 2011, respectively)	163,219	154,366
Other accounts receivable (Note 17a)	33,635	23,140
Inventories	2,450	5,601
Assets, Current, Total	306,993	331,809
LONG-TERM INVESTMENTS:
Marketable Securities (Note 4)	2,746	2,828
Deferred taxes (Note 16e)	11,630	13,135
Investments in affiliated companies (Note 6)	77,107	3,209
Prepaid expenses and other accounts receivable	3,885	5,493
Assets, Noncurrent, Total	95,368	24,665
SEVERANCE PAY FUND	49,507	55,286
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	19,165	12,411
NET INTANGIBLE ASSETS (Note 9)	31,544	33,101
GOODWILL (Note 8)	166,644	166,495
TOTAL ASSETS	669,221	623,767
LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities to banks (Note 17b)	16,642	6,684
Debentures (Note 11)	31,472	15,927
Trade payables	40,344	53,177
Deferred revenue	22,653	26,845
Employees and payroll accrual	41,005	40,704
Other accounts payable (Note 17c)	25,332	30,693
Liability in respect of business combinations	3,717	3,963
Total current liabilities	181,165	177,993
LONG-TERM LIABILITIES:
Liabilities to banks and others (Note 10)	34,459	3,154
Debentures (Note 11)	15,246	31,854
Deferred taxes (Note 16e)	4,836	2,654
Deferred revenue	2,094	3,520
Liability in respect of business combinations	2,502	4,758
Liability in respect of capital lease	1,920	0
Accrued severance pay	63,321	65,450
Total long-term liabilities	124,378	111,390
TOTAL LIABILITIES	305,543	289,383
COMMITMENTS AND CONTINGENCIES (Note 14)
REDEEMABLE NON-CONTROLLING INTEREST	11,469	0
EQUITY (Note 15):
Share capital: Ordinary shares of NIS 1 par value - Authorized: 25,000,000 shares at December 31,2010 and 2011; Issued and outstanding: 13,596,000 at December 31, 2010 and 2011	3,876	3,807
Additional paid-in capital	135,674	136,222
Retained earnings	91,672	58,441
Other accumulated comprehensive loss	(12,295)	(596)
Treasury shares (24,780 shares as of December 31, 2010 and 2011)	(259)	(259)
Total Formula shareholders' equity	218,668	197,615
Non-controlling interests	133,541	136,769
TOTAL EQUITY	352,209	334,384
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND EQUITY	$ 669,221	$ 623,767

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful account (in dollars)	$ 3,320	$ 3,781
Ordinary shares, par value (in dollars per share)	$ 1	$ 1
Ordinary shares, shares authorized	25,000,000	25,000,000
Ordinary shares, shares issued	13,596,000	13,596,000
Ordinary shares, shares outstanding	13,596,000	13,596,000
Treasury stock, shares	24,780	24,780

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues (Note 17g):
Proprietary software products and related services	$ 91,288	$ 98,498	$ 88,815
Software services	549,329	451,196	380,575
Total revenues	640,617	549,694	469,390
Cost of revenues:
Proprietary software products and related services	38,805	46,297	43,057
Software services	454,081	366,166	309,226
Total cost of revenues	492,886	412,463	352,283
Gross profit	147,731	137,231	117,107
Research and development costs, net	5,148	5,503	4,430
Selling, general and administrative expenses	93,340	84,510	77,322
Other expenses (income), net (Note 17e)	(207)	231	(1,668)
Operating income	49,450	46,987	37,023
Financial expenses, net (Note 17d)	(6,500)	(4,371)	(231)
Income before taxes on income	42,950	42,616	36,792
Taxes on income (Note 16)	(5,689)	(6,544)	(8,305)
Income loss from continuing operations including portion attributable to non controlling interest excluding equity losses	37,261	36,072	28,487
Gain derived from deconsolidation of subsidiary and equity in gains (losses) of affiliated companies, net (Note 6)	25,870	(1,070)	(335)
Income from continuing operation	63,131	35,002	28,152
Net income from discontinued operations (Note 18b)	0	0	4,878
Net income	63,131	35,002	33,030
Net income attributable to non-controlling interests	20,169	16,623	13,954
Net income attributable to Formula's shareholders	42,962	18,379	19,076
Amount attributable to Formula's shareholders
Income from continuing operations	42,962	18,379	14,198
Income from discontinued operations	0	0	4,878
Income (Loss) from Operations before Extraordinary Items	$ 42,962	$ 18,379	$ 19,076
Earnings per share generated from continuing operation:
Basic (in dollars per share)	$ 3.17	$ 1.37	$ 1.08
Diluted (in dollars per share)	$ 3.11	$ 1.36	$ 1.04
Earnings per share generated from discontinued operations:
Basic (in dollars per share)	$ 0	$ 0	$ 0.37
Diluted (in dollars per share)	$ 0	$ 0	$ 0.36
Total earnings per share:
Basic (in dollars per share)	$ 3.17	$ 1.37	$ 1.44
Diluted (in dollars per share)	$ 3.11	$ 1.36	$ 1.4
Shares used in computing earnings per share (Note 17h):
Basic (in shares)	13,514	13,382	13,200
Diluted (in shares)	13,669	13,523	13,564

CONSOLIDATED STATEMENTS OF CHANGES IN SHARHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 3,736	$ 132,588	$ 40,972	$ (7,100)	$ (259)	$ 107,433	$ 277,370
Balance (in shares) at Dec. 31, 2008	13,200,000
Changes:
Net income	0	0	19,076	0	0	13,954	33,030
Unrealized gain (loss) from derivative instruments, net	0	0	0	3	0	2	5
Unrealized gain (loss) from available-for-sale securities, net	0	0	0	(66)	0	74	8
Other than temporary impairment on marketable securities	0	0	0	(250)	0	0	(250)
Foreign Currency translation adjustments	0	0	0	298	0	413	711
Total comprehensive income (loss)				(15)		489	474
Stock based Compensation expenses	0	308	0	0	0	1,333	1,641
Non-controlling interests changes due to holding changes, including exercise of employees stock options	0	(1,265)	0	0	0	(842)	(2,107)
Dividend to non- controlling interests in subsidiaries	0	0	0	0	0	(15,094)	(15,094)
Balance at Dec. 31, 2009	3,736	131,631	60,048	(7,115)	(259)	107,273	295,314
Balance (in shares) at Dec. 31, 2009	13,200,000
Changes:
Net income	0	0	18,379	0	0	16,623	35,002
Unrealized gain (loss) from derivative instruments, net	0	0	0	4	0	3	7
Unrealized gain (loss) from available-for-sale securities, net	0	0	0	180	0	(21)	159
Realized gain from available-for-sale securities	0	0	0	250	0	0	250
Foreign Currency translation adjustments	0	0	0	6,085	0	4,793	10,878
Total comprehensive income (loss)				6,519		4,775	11,294
Stock based Compensation expenses	0	458	0	0	0	1,006	1,464
Exercise of employees stock options	71	(71)	0	0	0	0	0
Exercise of employees stock options (in shares)	396,000
Non-controlling interests changes due to holding changes, including exercise of employees stock options	0	6,258	0	0	0	16,068	22,326
Acquisition of non-controlling interests	0	(2,054)	0	0	0	(1,711)	(3,765)
Dividend to Formula's shareholders and to non-controlling interests in subsidiaries	0	0	(19,986)	0	0	(7,265)	(27,251)
Balance at Dec. 31, 2010	3,807	136,222	58,441	(596)	(259)	136,769	334,384
Balance (in shares) at Dec. 31, 2010	13,596,000
Changes:
Net income	0	0	42,962	0	0	20,169	63,131
Unrealized gain (loss) from derivative instruments, net	0	0	0	(11)	0	(12)	(23)
Unrealized gain (loss) from available-for-sale securities, net	0	0	0	(156)	0	(36)	(192)
Other than temporary impairment on marketable securities	0	0	0	714	0	0	714
Foreign Currency translation adjustments	0	0	0	(12,246)	0	(5,702)	(17,948)
Total comprehensive income (loss)				(11,699)		(5,750)	(17,449)
Stock based Compensation expenses	0	2,120	0	0		2,503	4,623
Exercise of employees stock options	226	(226)	0	0	0	0	0
Exercise of employees stock options (in shares)	543,840
Redemption of shares	(157)	157	0	0	0	0	0
Redemption of shares (in shares)	(543,840)
Non-controlling interests changes due to holding changes, including exercise of employees stock options	0	(537)	0	0	0	(7,607)	(8,144)
Acquisition of non-controlling interests	0	(2,062)	0	0	0	(3,125)	(5,187)
Dividend to Formula's shareholders	0	0	(9,731)	0	0	0	(9,731)
Dividend to non- controlling interests in subsidiaries	0	0	0	0	0	(9,418)	(9,418)
Balance at Dec. 31, 2011	$ 3,876	$ 135,674	$ 91,672	$ (12,295)	$ (259)	$ 133,541	$ 352,209
Balance (in shares) at Dec. 31, 2011	13,596,000

STATEMENT OF OTHER COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated unrealized loss from available-for-sale securities	$ (396)	$ (954)	$ (1,384)
Accumulated currency translation adjustments	(11,895)	351	(5,734)
Accumulated unrealized gain from derivative instruments	(4)	7	3
Accumulated other comprehensive income (loss)	$ (12,295)	$ (596)	$ (7,115)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 63,131	$ 35,002	$ 33,030
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment and write down of other investments and fixed assets	0	0	59
Impairment of available for sale marketable securities	714	292	143
Gain derived from deconsolidation of subsidiary and equity in losses )gains) of affiliated companies	(25,870)	1,070	335
Depreciation and amortization	14,363	15,451	14,605
Changes in value of debentures	2,496	1,728	0
Increase (decrease) in accrued severance pay, net	3,025	(148)	(1,618)
Gain from sale of operation and subsidiaries	(630)	(146)	(4,389)
Loss (gain) from sale of property, plants and equipment	(2)	1	(2,219)
Stock-based compensation expenses	4,623	1,464	1,641
Changes in financial liabilities, net	0	325	(202)
Loss from repurchase of convertible debt, net	0	0	2
Changes in value of long term loans and deposits, net	133	64	(210)
Changes in deferred taxes, net	(3,798)	(3,355)	665
Change in liability in respect of business combinations	1,292	265	458
Loss (gain) from sale and decrease (increase) in value of marketable securities classified as trading	1,421	630	(2,609)
Changes in operating assets and liabilities:
Decrease (increase) in inventories	2,938	(3,007)	340
Decrease (increase) in trade receivables	(21,795)	(9,500)	13,057
Decrease (increase) in other current and long-term accounts receivable	(9,924)	(1,129)	12,478
Increase (decrease) in trade payables	(10,584)	5,666	1,604
Increase (decrease) in other accounts payable and employees and payroll accrual	4,386	925	(12,875)
Increase (decrease) in deferred revenues	(86)	5,351	1,345
Net cash provided by operating activities	25,833	50,949	55,640
Cash flows from investing activities:
Acquisition of newly-consolidated subsidiaries and activities (Appendix C)	(40,188)	(14,378)	(1,262)
Changes due to deconsolidation and realization of investments in previously-consolidated subsidiaries (Appendix D)	(16,599)	0	3,482
Proceeds from sale of activity in a consolidated company	0	146	105
Changes in restrictions on short term deposit	0	400	4,040
Purchase of property and equipment	(8,907)	(5,348)	(2,713)
Proceeds from sale of marketable securities, net	21,500	12,246	3,064
Proceeds from sale of property, plants and equipment	43	446	5,666
Investment in and loans to affiliates and other companies	(8,765)	(1,160)	0
Payments to former shareholders of consolidated company	0	0	(6,455)
Changes in short term deposits, net	(5,179)	13,445	(11,945)
Proceeds from long term bank deposits	0	0	139
Capitalization of software development and other costs	(9,744)	(9,186)	(6,960)
Net cash used in investing activities	(67,839)	(3,389)	(12,839)
Cash flows from financing activities:
Exercise of employees stock options in subsidiaries	890	1,850	1,224
Dividend paid to non-controlling interests in subsidiaries	(9,418)	(13,959)	(8,400)
Dividend to Formula's shareholders	(9,731)	(19,986)	(29,964)
Short-term bank credit, net	5,043	(229)	(247)
Repayment of long-term loans from banks and others	(6,461)	(7,574)	(8,616)
Proceeds from long term loans	45,420	0	0
Proceeds from (repayment) of short-term loans	0	(3,381)	1,580
Issuance in a subsidiary to non-controlling interest	0	20,290	0
Purchase of non-controlling interests	(5,187)	(3,768)	(3,774)
Proceeds from SWAP transactions	0	2,423	1,061
Repayment of capital lease	(213)	0	0
Repayment and repurchase of debenture	0	(15,927)	(5,824)
Net cash provided by (used in) financing activities	20,343	(40,261)	(52,960)
Effect of exchange rate changes on cash and cash equivalents	(673)	3,004	(238)
Net increase (decrease) in cash and cash equivalents	(22,336)	10,303	(10,397)
Cash and cash equivalents at beginning of year	110,508	100,205	110,602
Cash and cash equivalents at end of year	88,172	110,508	100,205
Supplemental cash flow information:
Interest	1,628	3,847	4,064
Income tax	13,843	7,356	4,444
Non-cash activities:
Dividend payable to Formula's shareholders and to non-controlling interests in subsidiaries	0	0	6,694
Assets retirement obligation	0	0	275
Purchase of property and equipment	2,696	0	0
Receivables from sale of property	0	0	450
Acquisition of newly-consolidated subsidiaries and activities:
Working capital (other than cash and cash equivalents)	(2,823)	(3,341)	0
Property and equipment	(1,534)	(304)	0
Goodwill and intangible assets	(49,382)	(18,443)	(1,262)
Long-term liabilities	13,385	5,199	0
Other long term assets	0	717	0
Long term deferred tax liability	1,742	(173)	0
Liability to formerly shareholders	7,483	0	0
Cash designated to distribution to former shareholders	(4,821)	0	0
Cash paid in conjunction with acquisitions of activities	(6,020)	0	0
Non-controlling interests at acquisition date	1,782	1,967	0
Total	(40,188)	(14,378)	(1,262)
Changes due to deconsolidation and realization of investments in previously-consolidated subsidiaries:
Working capital (other than cash and cash equivalents)	(7,796)	0	(2,259)
Property and equipment	1,220	0	144
Other assets, deferred expenses and long term payables	3,527	0	1,337
Goodwill and intangible assets	42,269	0	206
Adjustment to other comprehensive loss	0	0	(230)
Non-controlling interests at loss of control date	(10,916)	0	0
Investment in affiliated company presentation due to loss of control	(71,366)	0	0
Gain from realization of investments in subsidiaries	26,463	0	4,284
Total	$ (16,599)	$ 0	$ 3,482

GENERAL	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

NOTE 1:-     GENERAL

a.	Formula Systems (1985) Ltd. ("Formula") was incorporated in Israel in 1985. Since 1991, Formula’s ordinary shares, par value NIS 1.0 per share, have been traded on the Tel Aviv Stock Exchange ("TASE"), and, in 1997, began trading through American Depositary Shares ("ADSs") under the symbol "FORTY" on the NASDAQ Global Market in the United States until January 3, 2011, at which date the listing of Formula’s ADSs was transferred to the NASDAQ Global Select Market ("NASDAQ"). Each ADS represents one ordinary share of Formula.

Formula, through its subsidiaries (collectively, the "Company" or the "Group") is engaged in the development, production and marketing of information technology (or "IT") solutions and services. The Group operates through three directly held subsidiaries: Matrix IT Ltd. ("Matrix"); Magic Software Enterprises Ltd. ("Magic") and Sapiens International Corporation N.V ("Sapiens").

On August 21, 2011, following the acquisition by Sapiens of all of the outstanding shares of FIS Software Ltd. and its subsidiaries ("FIS") and IDIT I.D.I. Technologies Ltd. ("IDIT") (see Note 3 for further information), which was mainly financed by the issuance of Sapiens ordinary shares, Formula's interest in Sapiens was diluted from 75.6% to 42.2%. Formula’s investment in Sapiens following the dilution is measured under the equity method of accounting. For a description of the Company’s operations, see Note 17(f).

b.	The following table presents certain information regarding the control and ownership of Formula’s significant subsidiaries and affiliates, as of the dates indicated:

	Percentage of ownership and control
	December 31,
	2010	2011
Name of subsidiary (affiliate)

Matrix	50.1	50.0
Magic	51.7	51.1
Sapiens	71.6	47.3

The above list consists only of active companies that are held directly by Formula.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

a.	The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP"), applied on a consistent basis, as follows:

b.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and accompanying notes. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

c.	Financial statements in United States dollars

The currency of the primary economic environment in which the operations of Formula and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of Formula and certain subsidiaries.

Formula’s and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters." All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

d.	Principles of consolidation

The consolidated financial statements include the accounts of Formula as well as those of its subsidiaries in which it has controlling interests. Intercompany balances and transactions, including profit from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Changes in the parent’s ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity.

A change in the parent’s ownership interest in a subsidiary with a loss of control is resulted in a deconsolidation of the subsidiary. Gain or loss is recognized upon the deconsolidation of a subsidiary, as the difference between 1) the sum of the fair value of any consideration received, the fair value of any retained non-controlling investment in the former subsidiary at the date the subsidiary is deconsolidated, and the carrying amount of any non-controlling interest in the former subsidiary (including any accumulated other comprehensive income attributable to the non-controlling interest) at the date the subsidiary is deconsolidated, and 2) the carrying amount of the former subsidiary’s assets and liabilities.

Non-controlling interests of subsidiaries represent the non-controlling shareholders’ share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Redeemable non-controlling interests are classified as mezzanine equity, separate from permanent equity, on the consolidated balance sheets.

The amounts of consolidated net earnings attributable to Formula's shareholders and to the non-controlling interests are presented on the consolidated statement of income.

The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2011	-
Redeemable non-controlling interests	11,116
Net income attributable to redeemable non-controlling interests	353

December 31, 2011	11,469

e.	Cash equivalents

Cash and cash equivalents include short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.

f.	Short-term deposits

Short-term deposits include deposits with original maturities of more than three months and less than one year. Such deposits are presented at cost (including accrued interest) which approximates their fair value.

g.	Marketable securities

The Company accounts for investments in marketable securities in accordance with ASC 320, "Investments - Debt and Equity Securities." Management determines the appropriate classification of its investments in marketable debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt and equity securities are classified as available-for- sale or as trading and reported at fair value.

Unrealized gains and losses from marketable securities classified as "available for sale" are excluded from earnings and are reported as a component in equity under "accumulated other comprehensive income (loss)." Realized gains and losses on sales of investments, as determined on a specific identification basis, are included in financial income, net, together with accretion (amortization) of discount (premium), and interest or dividends.

Declines in fair value of available-for-sale equity securities that are considered other-than-temporary, based on criteria described in Staff Accounting Bulletin ("SAB") Topic 5M, "Other Than Temporary Impairment of Certain Investments in Equity Securities," are charged to earnings (based on the entire difference between fair value and amortized cost). Factors considered in making such a determination include the duration and severity of the impairment, the financial condition and near-term prospects of the issuer of the securities, and the intent and ability of the Company to retain its investment for a period of time that is sufficient to allow for any anticipated recovery in market value. During 2011, $ 514 of other-than-temporary impairment on equity marketable securities was recorded. See further details in Note 4.

For declines in value of debt securities, the Company applies an amendment to ASC 320. Under the amended impairment model, an-other-than-temporary impairment loss is deemed to exist and is recognized in earnings if the Company intends to sell or if it is more likely than not that it will be required to sell, a debt security, before recovery of its amortized cost basis. If the criteria mentioned above do not exist, the Company evaluates the collectability of the security in order to determine if the security is other than temporarily impaired.

For debt securities that are deemed other-than-temporarily impaired, the amount of impairment recognized in the statements of income is limited to the amount related to "credit losses" (the difference between the amortized cost of the security and the present value of the cash flows expected to be collected), while impairment related to other factors is recognized in other comprehensive income.

During 2011, $ 200 of other-than-temporary impairment on debt marketable securities was recorded. See further details in Note 4.

Unrealized gains and losses from marketable securities classified as "trading" are reported in the statements of income.

h.	Inventories

Inventories are mainly comprised of hardware. Inventories are valued at the lower of cost or market value. Cost is determined on the "first in - first out" basis. The Group periodically evaluates the condition and age of inventories and makes provisions for impairment of inventories accordingly. No such impairments have been recognized in any period presented.

i.	Investments in affiliates

Affiliates are companies over which significant influence is exercised, but which are not consolidated subsidiaries, and are accounted for by the equity method, net of write-down for decrease in value that is not of a temporary nature.

j.	Property, plant and equipment, net

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated via the straight-line method over the estimated useful life. The following are the annual depreciation rates for various types of property, plant and equipment:

%

Computers and equipment	7-33 (mainly 33%)
Motor vehicles	15
Buildings	2-4
Leasehold improvements	Over the shorter of the lease term or useful economic life

k.	Intangible assets

Intangible assets are comprised of capitalized software development costs and other intangible assets:

1.	Research and development costs:

Research and development costs incurred in the process of software development before establishment of technological feasibility are charged as expenses as incurred. Costs incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, "Costs of Software to be Sold, Leased or Marketed." The Group’s technological feasibility is established upon completion of a detailed program design or working model.

Capitalized software development costs are amortized on a product by product basis. Amortization is performed by applying the greater of the amount computed by using the: (i) ratio of current gross revenues from sales of the software to the total of current and anticipated future gross revenues from sales of that software, or (ii) the straight-line method over the estimated economic useful life of the product (three to five years).

The Group assesses the recoverability of these intangible assets on a regular basis by determining whether the amortization of the asset over its remaining economic useful life can be recovered through undiscounted future operating cash flows from the specific software product sold. During the years ended December 31, 2009, 2010 and 2011, no impairment losses were identified.

During the years ended December 31 2009, 2010 and 2011, capitalized software development costs of consolidated subsidiaries aggregated to $ 6,800, $ 9,000 and $ 8,300, respectively, and amortized capitalized software development costs of consolidated subsidiaries aggregated to $ 8,400, $ 9,100 and $ 6,300, respectively.

2.	Other intangible assets:

Other intangible assets are comprised mainly of customer related intangible assets and acquired technology, and are amortized over their economic useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up.

Period

Customer relationship and acquired technology	3-15 years
Other intangibles	3-10

l.	Impairment of long-lived assets and intangible assets subject to amortization

The Company’s long-lived assets and identifiable intangibles are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the asset. During each of the years ended December 31, 2009, 2010 and 2011, no impairment was identified.

m.	Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangibles-Goodwill and Other," goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value.

The Company performed its annual goodwill impairment test with respect to its reporting units (7 and 6 reporting units as of December 31, 2010 and 2011, respectively) at December 31 of each year, or more often if indicators of impairment were present. As required by ASC 350, the impairment test was accomplished using a two- step approach. The first step of the goodwill impairment test compared the fair value of each reporting unit with its carrying amount, including goodwill. Upon applying this step (‘step 1’) to each reporting unit, if the Company determined that the fair value exceeded the carrying value of the reporting unit net assets, goodwill was considered not impaired, and no further testing was required. If the carrying value exceeded the fair value of the reporting unit, then the implied fair value of goodwill was determined by subtracting the fair value of all of the identifiable net assets from the fair value of the reporting unit. An impairment loss was recorded for the excess, if any; of the carrying value of goodwill over its implied fair value (‘step 2’).

As of December 31, 2010 and 2011, the estimated fair values of the Company’s reporting units ranged from 5% to 112% and from 10% to 28%, respectively, above their carrying values, thereby obviating the need to proceed to step 2 of the goodwill impairment test under ASC 350.

During the years ended December 31, 2009, 2010 and 2011, no impairment was required for any of the Company’s reporting units.

n.	Business combinations

The Company accounts for business combinations under ASC 805, "Business Combinations." ASC 805 requires recognition of assets acquired, liabilities assumed, and non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. ASC 805 also requires the fair value of acquired in-process research and development to be recorded as intangibles with indefinite lives (until their completion or abandonment), contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs of the acquirer to be expensed as incurred. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

o.	Variable interest entities

ASC 810, "Consolidation" provides a framework for identifying Variable Interest Entities ("VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements.

The Company’s assessment of whether an entity is a VIE and the determination of the primary beneficiary is judgmental in nature and involves the use of significant estimates and assumptions. These include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether a group entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Effective as of January 1, 2010, the Company applies updated guidance for the consolidation of VIEs. This guidance provides for a qualitative approach, based on which consolidation is appropriate if an enterprise has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. Determination as to whether an enterprise should consolidate a VIE is required to be performed continuously, due to changes to existing relationships or future transactions that may affect that determination.

The U.S. based consulting and staffing services business that was acquired by Magic through one of its wholly owned subsidiaries on January 17, 2010 is considered to be a VIE. Magic is the primary beneficiary of the VIE, as a result of the fact that it holds the power to direct the activities of the acquired business, which significantly impacts its economic performance, and has the right to receive benefits accruing from the acquired business.

p.	Severance pay

Formula’s and its subsidiaries’ obligations for severance pay with respect to their Israeli employees (for the period for which the employees were not included under Section 14 of Israel’s Severance Pay Law, 1963 (the "Severance Pay Law")) is calculated pursuant to the Severance Pay Law and employee agreements based on the most recent salary of the employees multiplied by the number of years of employment, and are presented on an undiscounted basis. Employees are entitled to one month’s salary for each year of employment or a portion thereof. The severance pay liability to the Company’s Israeli employees pursuant to Israeli law and employment agreements is covered in part by managers’ insurance policies, for which Formula and its Israeli subsidiaries make monthly payments. These funds are recorded as assets on the Company’s balance sheet. The Company can only make withdrawals from these funds for payments of severance pay.

Formula’s and its Israeli subsidiaries’ agreements with certain of their Israeli employees are entered into in accordance with Section 14 of the Severance Pay Law. Payments in accordance with Section 14 release the Company from any future severance payment obligations in respect of those employees. Deposits under Section 14 are not recorded as an asset on the Company’s balance sheet.

Total expenses (gain) in respect of severance pay for the years 2009, 2010 and 2011 were ($ 1,100), $ 1,300 and $ 1,391, respectively.

q.	Revenue Recognition

The Company, through Formula’s subsidiaries, derives its revenues primarily from the sale of IT services which also includes: software products including maintenance, integration and infrastructure, training and deployment. In addition, the Company generates revenues from the sale of software licenses, related maintenance and technical support as well as related IT professional services.

Revenues from IT services are generally recognized in accordance with ASC 605, "Revenue Recognition" and Staff Accounting Bulletin No. 104, "Revenue Recognition in Financial Statements" when IT service is provided and the following criteria are met: persuasive evidence of an arrangement exists, no significant Company obligations remain, collection of the resulting receivable is reasonably assured, and the fees are fixed or determinable.

Revenues derived from software license agreements are recognized in accordance with ASC 985-605 "Software - revenue recognition" when persuasive evidence of an arrangement exists, delivery has occurred, the vendor’s fee is fixed or determinable, no further obligation exists and collectability is probable.

Maintenance and support includes annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee. The right for an unspecified upgrade for new versions and enhancements on a when-and-if-available basis do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered.

As required by ASC 985-605, the Company allocates revenues to the software component of its multiple-element arrangements using the residual method when vendor specific objective evidence ("VSOE") of fair value exists for the undelivered elements of the support and maintenance agreements. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and recognized as revenue.

Maintenance and support revenue included in multiple element arrangements is deferred and recognized on a straight-line basis over the term of the maintenance and support agreement.

Revenues from professional services provided on an hourly basis are recognized as the services are rendered.

Certain of the software license sales may also include significant implementation and customization services with respect to such sales which are deemed essential to the functionality of the license. In addition, the Company also provides consulting services that are not deemed essential to the functionality of the license, as well as outsourcing IT services.

Revenues from license fees that involve significant implementation and customization of the Company’s software to customer specific requirements and which are considered essential to the functionality of the product are generated by fixed-price or time-and-materials contracts. Revenues generated by fixed-price contracts are recognized in accordance with ASC 605-35 "Revenue Recognition - Construction-Type and Production-Type Contracts" using the percentage-of-completion method. The percentage-of-completion method is used when the required services are quantifiable, based on the estimated number of labor hours necessary to complete the project, and under that method revenues are recognized using labor hours incurred as the measure of progress towards completion.

Estimates of total project requirements are based on prior experience of customization, delivery and acceptance of the same or similar technology, and are reviewed and updated regularly by management. After delivery, if uncertainty exists about customer acceptance of the software, license revenue is not recognized until acceptance. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract. As of December 31, 2010 and 2011, no estimated losses were identified.

Revenues from time-and-materials contracts for which the Company is reimbursed for labor hours at fixed hourly billing rates are recognized as revenues as the services are provided.

The Company generally does not grant a right of return to its customers. When a right of return exists, revenue is deferred until the right of return expires, at which time revenue is recognized, provided that all other revenue recognition criteria are met.

Deferred revenue includes unearned amounts received under maintenance and support contracts and amounts received from customers but not yet recognized as revenues.

r.	Provision for warranty

The Company records provision for warranty in respect to products and service based on past experience.

s.	Advertising costs

The Company records advertising expenses as incurred. Advertising costs amounting to $ 2,400, $ 2,400 and $ 2,500 were recorded in the years 2009, 2010 and 2011, respectively.

t.	Income taxes

Formula and its subsidiaries account for income taxes in accordance with ASC 740, "Income Taxes." This codification prescribes the use of the "asset and liability" method, whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Formula and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. Deferred tax assets and liabilities are classified as current or non-current according to the expected reversal dates.

Formula and its subsidiaries utilize a two-step approach for recognizing and measuring uncertain tax positions accounted for in accordance with an amendment of ASC 740 "Income Taxes." Under the first step Formula and its subsidiaries evaluate a tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, based on its technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement with the tax authorities.

u.	Basic and diluted net earnings per share

Earnings per share ("EPS") are computed in accordance with the provisions of ASC 260 "Earnings per Share." ASC 260 requires the presentation of both basic and diluted EPS. Basic net earnings per share are computed based on the weighted average number of Formula’s ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus the dilutive potential ordinary shares considered outstanding during the year.

v.	Treasury shares

In prior years, Formula repurchased its ordinary shares and holds them as treasury shares. These shares are presented as a reduction of equity, at their cost.

w.	Concentration of credit risks

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, trade receivables, marketable securities and foreign currency derivative contracts. The majority of the Group’s cash and cash equivalents, bank deposits and marketable securities are invested with major banks in Israel, the United States and Europe. Such cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that these financial instruments are held in financial institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Group’s trade receivables are derived from sales to large organizations located mainly in Israel, North America and Europe. The Group performs ongoing credit evaluations of its customers and has established an allowance for doubtful accounts based upon factors relating to the credit risk of specific customers and other information. In certain circumstances, Formula and its subsidiaries may require letters of credit, other collateral or additional guarantees. From time to time, the Group sells certain of its accounts receivable to financial institutions, within the normal course of business.

The Group maintains an allowance for doubtful accounts receivable based upon management’s experience and estimate of collectability of each outstanding invoice. The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection. The doubtful accounts expense for the years ended December 31, 2009, 2010 and 2011 was $ 468, $ 487 and $ 658, respectively. To date, the Company has not experienced any material losses on its accounts receivable. The risk of collection associated with accounts receivable is mitigated by the diversity and number of customers.

The Company transfers financial assets from time to time. The transfer of financial assets is typically performed by the sale of receivables to a financial institution. ASC 860, "Transfers and Servicing," establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. Certain underlying conditions must be met for the transfer of financial assets to qualify for accounting as a sale. There are no outstanding sales of receivables as of December 31, 2009, 2010 and 2011.

The agreements pursuant to which the Company sells its trade receivables are structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company’s other assets, and presumptively puts the receivable beyond the legal reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company’s effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

The Company has entered into foreign exchange forward and option contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows. These derivative instruments are designed to offset a portion of the Company’s non-dollar currency exposure (see Note 2(y) below).

x.	Stock-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation - Stock Compensation." ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of income. The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on the accelerated method over the requisite service period of each of the awards, net of estimated forfeitures.

Until the end of 2009, certain of Formula’s subsidiaries used the Black-Scholes option-pricing model to measure the fair values of the awards at the date of grant, which requires a number of assumptions, of which the most significant are the expected stock price volatility, and the expected option term. Commencing in 2010, all subsidiaries but one used the Binomial Lattice option-pricing model (the "Binomial model") to measure the fair values of awards at the date of grant. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected option term. The expected option term represents the period that the Company’s stock options are expected to be outstanding and was determined based on historical experience of similar options, giving consideration to the contractual terms of the stock options.

Stock based compensation expenses recorded on the subsidiaries’ level are presented in non-controlling interests.

The fair value for the Company’s subsidiaries’ share options granted to employees and directors was estimated using the following weighted-average assumptions:

Magic (the Binomial model):

	2009	2010	2011

Dividend yield	0%	0%	0%
Expected volatility	63%	61.2% - 62.8%	63.3% - 65.3%
Risk-free interest rate	2.73%-3.7%	2.53%-3.71%	2.1%
Expected forfeiture (employees)	9.8%	9.7%	8.4%
Expected forfeiture (executives)	7.5%	7.1%	5.2%
Contractual term of up to	10 years	10 years	10 years
Suboptimal exercise multiple (employees)	2.35	2.3	2.7
Suboptimal exercise multiple (executives)	3	3	3.2

Sapiens (Black-Scholes model for grants during 2009):

2009

Expected term	4.25 years
Dividend yield	0%
Expected volatility	90%
Risk-free interest rate	1.8% - 2.5%

For grants of Sapiens’ employees commencing January 1, 2010 (the Binomial model):

	2010	2011

Contractual life of	6 years	6 years
Expected exercise factor	2.5	2.5
Dividend yield	0%	0%
Expected volatility	66%	70%
Risk-free interest rate	2.3%-2.8%	0.1%-1.2%

There were no grants by Matrix during 2009 and 2010. During 2011, Matrix granted 2,250,000 options using the following assumptions in the Black-Scholes model.

2011

Expected term	4.6 years
Dividend yield	0%
Expected volatility	36.5%
Risk-free interest rate	4.3%

For grants to Formula’s employees - see Note 12

y.	Derivatives instruments

A portion of the Company’s revenues and expenses is exposed to changes in foreign exchange rates. Depending on market conditions, foreign exchange risk also is managed through the use of derivative financial instruments. These financial instruments serve to protect net income against the impact of the translation into U.S. dollars of certain foreign exchange-denominated transactions. The derivative instruments primarily hedge or offset exposures in Euro, Japanese Yen and NIS exchange rate fluctuations.

ASC 815, "Derivatives and Hedging," requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value. Derivative instruments that are designated and qualify as hedges of forecasted transactions (i.e., cash flow hedges) are carried at fair value with the effective portion of a derivative’s gain or loss recorded in other comprehensive income and subsequently recognized in earnings in the same period or periods in which the hedged forecasted transaction affects earnings. For derivative instruments that are not designated and qualified as hedging instruments, the gains or losses on the derivative instruments are recognized in current earnings during the period of the change in fair values.

The derivative instruments used by the Company and its subsidiaries are designed to reduce the market risk associated with the exposure of its underlying transactions to fluctuations in currency exchange rates.

Magic has instituted a foreign currency cash flow hedging program, using forward contracts and put and call options, in order to hedge against the risk of overall changes in future cash flows, hedging portions of their forecasted expenses denominated in NIS with currency forward contracts and put and call options. These forward and option contracts are designated as cash flow hedges.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

The notional principal of foreign exchange contracts entered into by the Company to purchase NIS with U.S dollars was $845 and $2,591 at December 31, 2010 and 2011, respectively. The notional principal of foreign exchange contracts to purchase U.S. dollars with Euros was $ 1,007 and $506 at December 31, 2010 and 2011, respectively. The notional principal of foreign exchange contracts to purchase U.S. dollars with Japanese Yen was $ 1,067 and $ 0 at December 31, 2010 and 2011.

At December 31, 2011, the effective portion of the Company’s cash flow hedges before tax effect was $ (12), all of which is expected to be reclassified from accumulated other comprehensive income to revenues within the next 12 months.

Matrix’s and Sapiens’ transactions did not qualify as hedging instruments under ASC 815, resulting in recognition of gains or losses related to the transactions in current earnings during the period.

z.	Comprehensive income (loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220 "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to gain and loss on foreign currency translation adjustments, unrealized gain and loss on derivatives instruments designated as hedge, unrealized gain and loss on available-for-sale marketable securities and adjustments to redeemable non-controlling interest.

aa.	Fair value measurement

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -        Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -      Significant other observable inputs based on market data obtained from sources independent of the reporting entity;

Level 3 -        Unobservable inputs which are supported by little or no market activity (for example, cash flow modeling inputs based on assumptions).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities and foreign currency forward contracts and contingent consideration of acquisitions (see Note 5).

The carrying amounts reported in the balance sheet for cash and cash equivalents, short term bank deposits, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

ab.	Discontinued operations:

Under ASC 205 "Presentation of Financial statements – Discontinued Operation," when a component of an entity, as defined in ASC 205, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on the disposed component, should be classified as discontinued operations and the assets and liabilities of such component should be classified as assets and liabilities attributed to discontinued operations; that is, provided that the operations, assets and liabilities of the component have been eliminated from the Company’s consolidated operations and the Company will no longer have any significant continuing involvement in the operations of the component.

ac.	Reclassifications:

Certain comparative figures have been reclassified to conform to the current year presentation.

ad.	Capital lease:

The Group has accounted for its assets which are under a capital lease arrangement in accordance with ASC 840 "Leases." Accordingly, assets under a capital lease are stated as assets of the Group on the basis of ordinary purchase prices (without the financing component), and depreciated according to the usual depreciation rates applicable to such assets. The lease payments payable in forthcoming years, net of the interest component included in them, are included in liabilities. The interest in respect of such amounts is accrued on a current basis and is charged to earnings.

ae.	Recently issued accounting pronouncements:

In September 2011, FASB issued ASU 2011-08, Testing Goodwill for Impairment, codified in ASC 350 "Intangibles – Goodwill and Other." The revised accounting standard update is intended to simplify how an entity tests goodwill for impairment. The amendment allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity is no longer required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount.

This accounting standard update is effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

In June 2011, the FASB issued ASU 2011-05 Presentation of Comprehensive Income, codified in ASC 220 "Comprehensive Income." The guidance requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also eliminates the option to present the components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, deferring the effective date for amendments outlined in ASU 2011-05. The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In May 2011, the FASB issued ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, codified in ASC 820 "Fair Value Measurement". The guidance requires an entity to provide a consistent definition of fair value to ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The guidance changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements, and will become effective for the Company beginning January 1, 2012.

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

NOTE 3:-     BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

a.	In October 2009, the Company completed the sale of 100% of its shares in its directly held subsidiary, NextSource, for an aggregate consideration of approximately $ 12,000, of which $ 8,000 was paid in cash and the remainder through the release of $ 4,000 of bank deposits that were previously pledged in favor of banks to secure obligations of NextSource. The gain in the amount of approximately $ 4,300 was presented in the income statement as income from discontinued operation.

b.	On January 17, 2010, Magic, through one of its U.S subsidiaries, completed the acquisition of a consulting and staffing services business of a U.S-based IT services company, for a total consideration of $ 13,684, of which $ 8,625 was paid upon closing and the remaining $ 5,059 is to be paid over a three year period, of which $ 414 is contingent upon the acquired business meeting revenue goals, and $ 4,645 is to be paid via deferred payments. The Company believes that it is sufficiently probable that these goals will be met. As of December 31, 2010 and 2011, remaining contingent consideration amounted to $ 480 and $ 296, respectively, upon the acquired business’ meeting revenue goals, and $ 4,761 and $ 2,629, respectively is to be paid via deferred payments.

The Company classified both the deferred payment and contingent consideration as a liability as of the date of the transaction.

In accordance with ASC 805-30-35-1 the Company re-measures the contingent consideration based on the fair value at each reporting date until the contingency is resolved or the payment is made, while the changes in fair value are recognized in earnings in the financial expenses using the interest method over the period. The deferred payment was recorded at present value and is amortized using the interest method during the relevant period into financial expenses.

The acquired business provides a comprehensive range of consulting and staffing services for the telecom, network communications and the information technology industry. The cash consideration of $ 8,625 was financed with Magic’s own resources. The Company believes that the acquisition of this business activity will enable it to expand its presence in the U.S. market and leverage its relationships with top tier customers as well as take advantage of the synergies between its existing IT services and the acquired operation.

The acquisition was accounted for via the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing January 17, 2010. The consideration for the acquisition was attributed to net assets on the basis of fair value of assets acquired and liabilities assumed, based on an appraisal performed by the management of Magic, which was based upon a number of factors, including the assistance of independent appraisers.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 17, 2010:

Working capital, including deferred tax liability	$3,926
Fixed assets	54
Goodwill	4,831
Customer relationships	4,873

Total assets acquired	13,684

Liabilities due to acquisition activities	5,059

Net assets acquired	$8,625

Identifiable intangible assets, including customer relationships, were valued using a variation of the income approach known as the "Multi-Period Excess Earnings Approach". This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

An amount of $ 4,873 of the purchase price was allocated to customer relationships, as described above. The Company amortizes its intangible assets over periods ranging from 4 to 15 years, based on two types of customer relationships identified.

c.	In 2010, Formula’s subsidiaries, Matrix, Magic and Sapiens, completed the acquisition of additional activities for an aggregate total consideration of up to $ 8,080, of which as of December 31, 2010 and 2011 approximately $ 1,800 and $ 472, respectively, was contingent upon the acquired activities achieving certain performance targets. During 2011 Formula and its subsidiaries paid approximately $ 1,846 of the aforementioned contingent consideration.

d.	On December 27, 2011, Magic completed the acquisition of the AppBuilder activity of BluePhoenix Solutions ("AppBuilder"), a leading provider of value-driven legacy IT modernization solutions, for $13,500. AppBuilder is a comprehensive application development infrastructure used by many enterprises around the world. This premier enterprise application development environment is a powerful, model-driven tool that enables development teams to build, deploy, and maintain large-scale, custom-built business applications. The Company believes the acquisition will broaden its product portfolio and strengthen its presence in numerous global markets. Acquisition related costs were immaterial.

The acquisition was accounted for via the purchase method. The results of operations will be included in the consolidated financial statements of the Company commencing January 1, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of December 27, 2011:

Net assets	$1,130
Intangible assets *)	5,786
Goodwill *)	8,679

Net assets acquired	$15,595

*)	The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but, in any case, no later than the contractual period.

Below are certain unaudited pro forma combined statements of income data for the years ended December 31, 2010 and 2011, respectively, as if the acquisition of AppBuilder detailed above had occurred at January 1, 2010, after giving effect to (a) purchase accounting adjustments, including amortization of intangible assets. This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the acquisition taken place at the beginning of 2010, nor is it necessarily indicative of future results.

	Year ended December 31,
	2010	2011
	Unaudited

Total Revenues	561,118	646,505
Net Income	36,713	63,612
Net Income attributable to Formula’s shareholder	19,344	43,208
Total Earnings per share:
Basic	1.44	3.19
Diluted	1.43	3.13

e.	On August 21, 2011 Sapiens acquired all of the outstanding shares of FIS, a provider of packaged-based insurance software solutions for Life and Pension ("L&P"), and IDIT, a provider of insurance software solutions which focuses on the Property & Casualty ("P&C") market. Sapiens financed the acquisition mainly via the issuance of Sapiens shares, resulting in a dilution of the Company's interest in Sapiens from 75.6% to 42.2% and the Company’s loss of control of Sapiens, which, in turn, required the deconsolidation of Sapiens’ results from the Company’s financial statements. Following the loss of control, the Company remained with significant influence over Sapiens, and, as a result, Sapiens’ results are reported using the equity method of accounting from that day on. For subsequent events related to this investment, see Note 19.

The acquisition of FIS allows Sapiens to offer an enhanced solution for the L&P market. In addition, the acquisition of FIS has grown Sapiens’ customer base in the insurance market world-wide and strengthened Sapiens’ position in the market as a leading provider of L&P core software solutions. The acquisition of IDIT allows Sapiens to offer its customers and partners a more extensive product portfolio in the industry. Acquiring IDIT will strengthen Sapiens’ presence in the P&C insurance market by increasing its customer base and enable Sapiens to meet the needs of insurers who operate in the P&C and L&P markets.

Upon the loss of control, the Company recognized a gain in an amount of $ 25,833, which is presented in the income statement as equity in gains of affiliated companies, net. This gain is related to the remeasurement of the retained investment in Sapiens to its fair value. The fair value of retained investment in Sapiens was measured according to Sapiens' share price on August 21, 2011 of $4.1 per share.

The aggregate fair value of the retained investment in Sapiens as of December 31, 2011 is $ 73,447.

f.	In 2011, the Company’s subsidiaries, Matrix and Magic, completed the acquisition of additional activities for an aggregate total consideration of up to $ 21,463, of which as of December 31, 2011 the fair value of the contingent consideration is approximately $ 1,100, which is contingent upon the acquired activities achieving certain performance targets from 2011 through 2013.

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]

Note 4:-      Marketable securities

The Group invests in marketable debt and equity securities, which are classified as trading securities and as available-for-sale securities. The following is a summary of marketable securities:

a.	Composition:

	December 31,
	2010	2011
Short-term:
Trading securities (1)	35,313	13,106
Available-for-sale securities	2,857	1,241

Total short-term securities	38,170	14,347

Long-term:
Available-for-sale security (2)	2,828	2,746

Total long-term securities	2,828	2,746

(1)	The Company recognized trading gains (losses) in the amounts of $ 2,276 and $ (197) during the years ended December 31, 2010 and 2011, respectively.

(2)	The balance as of December 31, 2010 and 2011 includes auction rate securities in amounts of $2,373 and 2,233, respectively. The auction rate security’s interest rates are reset through a "Dutch" auction each month. The monthly auctions historically have provided a liquid market for these securities. With the liquidity issues experienced in global credit and capital markets, the available for sale securities have experienced multiple failed auctions as the amount of securities submitted for sale has exceeded the amount of purchase orders. During 2011, other than temporary impairment loss of $ 200 on auction rate securities was recorded.

b.	The following is a summary of marketable securities which are classified as available-for-sale:
	December 31,
	2010				2011
	Amortized cost	Unrealized losses	Unrealized Gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value

Available-for-sale:

Government bonds	407	-	37	444	407	-	28	435
Commercial bonds	4,614	127	90	4,577	2,871	67	67	2,871
Equity securities	1,618	1,045	91	664	1,105	474	50	681

Total available-for-sale marketable securities	6,639	1,172	218	5,685	4,383	541	145	3,987

Out of the unrealized losses as of December 31, 2010 and 2011, $ 1,370 and $518, respectively, of losses are outstanding over a twelve month period. The fair value of the marketable securities that bear losses over a twelve month period as of December 31, 2010 and 2011 is $ 2,828 and $ 513, respectively.

During the years ended December 31, 2010 and 2011, the Company recorded an impairment loss for its investment in equity securities in an amount of $ 155 and $ 514, respectively.

In 2010 and 2011, the Company received proceeds from sale and maturity of available for-sale marketable securities of $ 5,079 and $ 1,507, respectively, and recorded related net gains (losses) of $ (77) and $ 20 in financial income, respectively.

c.	The amortized costs of available-for-sale debt securities at December 31, 2011, by contractual maturities, are shown below:

	Amortized	Unrealized gains (losses)		Estimated
	cost	Gains	Losses	fair value

Due in one year or less	399	1	-	400
Due between one year to five years	2,879	94	67	2,906

	3,278	95	67	3,306

d.	The following is the change in the other comprehensive income of available-for-sale securities during 2011:

Other comprehensive income

Other comprehensive loss from available-for-sale securities as of January 1, 2011	(954)

Other than temporary impairment on marketable securities	714
Reclassification of earnings of realized gain from available-for-sale securities	(20)
Unrealized loss from available-for-sale securities	(136)

Other comprehensive loss from available-for-sale securities as of December 31, 2011	(396)

The following is the change in the other comprehensive income of available-for-sale securities during 2010:

Other comprehensive income

Other comprehensive loss from available-for-sale securities as of January 1, 2010	1,354

Other than temporary impairment on marketable securities	(155)
Reclassification of losses of realized loss from available-for-sale securities, net	(188)
Unrealized gain from available-for-sale securities, net	(57)

Other comprehensive loss from available-for-sale securities as of December 31, 2010	954

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 5: -     Fair value measurement

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The fair value of the liabilities is approximately the presented value.

The Company’s financial assets and liabilities measured at fair value on a recurring basis, excluding accrued interest components; consisted of the following types of instruments as of December 31, 2011 and 2010:

	Fair value measurements using input type
	December 31, 2011
	Level 1	Level 2	Level 3	Total

Assets:
Shares	1,734	-	-	1,734
Government and corporate debentures	11,807	638	-	12,445
Equity securities	681	-	-	681
Auction rate securities (*)	-	-	2,233	2,233
Foreign currency derivative contracts	-	42	-	42

Total financial assets	14,222	680	2,233	17,135

Liabilities:
Put option contracts on non-controlling interests (**)	-	-	11,469	11,469
Contingent consideration (**)	-	-	3,590	3,590

Total financial liabilities	-	-	15,059	15,059

	Fair value measurements using input type
	December 31, 2010
	Level 1	Level 2	Level 3	Total

Assets:
Shares	3,305	-	-	3,305
Government and corporate debentures	32,638	2,018	-	34,656
Equity securities	664	-	-	664
Auction rate securities (*)	-	-	2,373	2,373

Total financials assets	36,607	2,018	2,373	40,998

Liabilities:
Foreign currency derivative contracts	-	40	-	40
Put option contracts on non-controlling interests (**)	-	-	434	434
Contingent consideration (**)	-	-	5,481	5,481

Total financials liabilities	-	40	5,915	5,955

(*)	The fair value of auction rate securities with unquoted prices was determined using valuations, observable inputs based on limited market activity and other data obtained from independent sources.

(**)	The fair value of put option contracts on non-controlling interests and contingent consideration is determined based on the present value of the future expected cash flow.

The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,
	2010	2011

Carrying value as of January 1	4,480	2,373
Sale of financial assets *)	(2,107)	-
Net changes in fair value	-	60
Impairment:
Impairment due to credit loss	-	(200)

Carrying value as of December 31	2,373	2,233

*)	The proceeds from the sales of the financial assets in 2010 were $ 2,268.

The following table summarizes the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,
	2010	2011

Carrying value as of January 1	3,180	5,915
Acquisition of new subsidiary	2,214	12,583
Repayment of contingent consideration	(150)	(2,030)
Exchange differences	218	(1,361)
Net changes in fair value	453	(48)

Carrying value as of December 31	5,915	15,059

INVESTMENTS IN AFFILIATED COMPANY	12 Months Ended
Dec. 31, 2011
Investments In and Advances To Affiliates, Schedule Of Investments [Abstract]
Investments In and Advances to Affiliates, Schedule of Investments [Text Block]

Note 6:- Investments in affiliated companies

The following table summarizes the activity for the investment in affiliates:

2011

January 1, 2011	2,394
Deconsolidation of Sapiens and accounting for the remaining investment under equity method (see Note 3(e))	68,431
Purchase of additional shares	8,239
Equity loss	(206)
Exchange differences	(2,862)

December 31, 2011	75,996

Following are details relating to the financial position and results of operations of affiliates in the aggregate:

a.	Group’s share of the associates’ statement of financial position based on the interests therein at reporting date:

	December 31,
	2010	2011

Current assets	2,360	20,977
Noncurrent assets *)	1,026	80,166
Current liabilities	981	15,842
Noncurrent liabilities	11	9,305

	2,394	75,996

Other investments	815	1,111

	3,209	77,107

*)	Includes balance of goodwill in an amount of $ 419 as of December 31, 2010 and includes balances of other intangibles and goodwill in amounts of $ 2,764 and $ 23,521 as of December 31, 2010 and 2011, respectively. The aforementioned other intangibles are amortized over an average period of 7 years.

b.	Group’s share of the associates’ statement of operation based on the interests therein during the year (with respect to the Group’s interest in Sapiens, for the period from August 21, 2011 until December 31, 2011):
	Year ended December 31,
	2009	2010	2011

Revenues	7,996	6,592	18,016
Loss	335	1,070	206

PROPERTY, PLANTS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 7:-     PROPERTY, PLANTS AND EQUIPMENT, NET

Composition:

	December 31,
	2010	2011
Cost:
Computers and equipment	48,615	16,972
Motor vehicles	732	578
Buildings	3,552	3,453
Leasehold improvements	8,045	11,582

	60,944	32,585
Accumulated depreciation:
Computers and equipment	41,382	9,209
Motor vehicles	573	243
Buildings	1,749	1,770
Leasehold improvements	4,829	2,198

	48,533	13,420

Depreciated cost	12,411	19,165

Depreciation expenses totaled $ 4,000, $ 4,051 and $ 4,260 for the years ended December 31, 2009, 2010 and 2011, respectively.

In 2009, Magic sold its office building in Hungary and its Israel-based headquarters’ office building for $ 535 and $ 5,200, respectively. As a result of the sales, Magic recorded net gains of approximately $ 289 and $ 1,960, respectively.

GOODWILL	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]

Note 8:-     Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2011 are as follows:

Balance as of January 1, 2010	147,407

Acquisition of newly-consolidated subsidiaries	12,622
Additions due to past contingent consideration related to past acquisitions *)	669
Foreign currency translation adjustments	5,797

Balance as of December 31, 2010	166,495

Acquisition of newly-consolidated subsidiaries	34,903
Adjustments due to purchase price allocation	(230)
Realization as a result of loss of control	(26,519)
Foreign currency translation adjustments	(8,005)

Balance as of December 31, 2011	166,644

*)	Acquisitions occurring prior to January 1, 2009 were accounted for using the purchase method of accounting in accordance with prior GAAP (SFAS 141 "Business Combination").

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

Note 9:-     Intangible Assets, Net

Composition:

		December 31,
		2010	2011
a.	Original amounts:
	Capitalized software development costs	100,243	57,739
	Customer relationship and acquired technology	11,222	24,978
	Other intangibles	2,884	3,208

		114,349	85,925
	Accumulated amortization:
	Capitalized software development costs	75,831	45,352
	Customer relationship and acquired technology	4,594	7,664
	Other intangibles	823	1,365

		81,248	54,381

	Total	33,101	31,544

a.	Amortized expenses totaled $ 9,800, $ 11,400 and $ 10,103 for the years ended December 31, 2009, 2010 and 2011, respectively. As for impairment of software development cost, see Note 2(l).

c.	Estimated intangible assets amortization for the years ended:

December 31,

2012	8,290
2013	7,172
2014	5,229
2015	3,615
2016	3,790
2017 and thereafter	3,448

Total	31,544

LIABILITIES TO BANKS AND OTHERS	12 Months Ended
Dec. 31, 2011
Liabilities To Banks and Others [Abstract]
Liabilities To Banks and Others [Text Block]

Note 10:-   Liabilities to Banks and Others

a.	Composition:

	December 31, 2011	Linkage Basis	Long-term liabilities	Current maturities	Total long- term liabilities net of current maturities	Total long- term liabilities net of current maturities
	Interest rate		December 31, 2011			December 31, 2010
	%

	5-6	Unlinked	34,064	7,614	26,450	3,004
	Libor+ 4.05	Unlinked	12,075	4,075	8,000	-
		Other	9	-	9	150

Total			46,148	11,689	34,459	3,154

b.	Maturity dates:

	December 31,
	2010	2011

First year (current maturities)	6,157	11,689
Second year	3,006	8,918
Third year	148	9,025
Fourth year	-	5,150
Fifth year and thereafter	-	11,366

Total	9,311	46,148

c.	For details of liens, guarantees and credit facilities, see Note 14.

DEBENTURES	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 11:-   Debentures

a.	Comprised as follows:

		Interest	December 31,
	Linkage	rate	2010	2011

Non-convertible debentures (b)	CPI	5.15%	47,781	46,718

Less - current maturities of debentures			(15,927)	(31,472)

Total			31,854	15,246

b.	Non-convertible debentures:

The non-convertible debentures were issued by Matrix in August 2007 for an aggregate amount of NIS 250,000 (approximately $ 62,000).

The debentures bear interest at an annual rate of 5.15%. The principal will be paid in four equal annual installments on December 31 of each of the years 2010 through 2013. The principal and interest are linked to the Israeli consumer price index ("CPI"). On February 21, 2008, Matrix listed the debentures for trading on the TASE. The fair value of the debentures as of December 31, 2010 and 2011 was $ 51,604 and $ 47,701, respectively. See Note 14 for information regarding covenants related to the non-convertible debentures.

In 2008, Matrix repurchased debentures with a value amounting to $ 12,600 of the outstanding debentures. As a result, an amount of $ 500 was recorded as a gain on repurchase of debentures.

EMPLOYEE OPTION PLANS	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]

Note 12:-   Employee Option Plans

a.	In March 2008, Formula’s shareholders approved the adoption of Formula’s 2008 Employee and Officer Share Option Plan (the "plan"). Pursuant to the plan, the Company may grant from time to time to the Company’s and its subsidiaries’ employees and officers (which are not Formula’s controlling shareholders) options to purchase up to 400,000 ordinary shares of Formula. The plan is administered by Formula’s board of directors or by an option committee to be appointed by the board. The plan provides that options may be granted, from time to time, to such grantees to be determined by the board or the option committee, at an exercise price and under such terms to be determined at their sole and absolute discretion. Options may be granted under the plan through January 2018.

In January 2009, Formula granted to its chief executive officer, in connection with his new service agreement, options to purchase 396,000 ordinary shares. These options vest over a three-year period, commencing on December 17, 2008, on a quarterly basis. The exercise price of the options is NIS 0.01 per share. The options shall expire six years after the date of grant. These options are amortized in accordance with the Group’s option amortization methodology. In April 2010, the chief executive officer exercised all of the options. Total fair value of the grant was calculated based on the share price on the grant date and equaled $ 926 ($ 2.34 per share).

In March 2011, concurrently with the amendment and extension of Formula chief executive officer’s service agreement, the Company approved the grant to him of options exercisable for an additional 543,840 ordinary shares. The options vest in equal quarterly installments over a four year period that commenced in December 2011 and concludes in December 2015. The exercise price of the options was NIS 0.01 per share. These options were to be amortized in accordance with the Group’s option amortization methodology. In May 2011, the chief executive officer exercised all of these options for redeemable shares, for which the Company’s redemption right was to lapse in accordance with the remaining vesting schedule for the unvested options from which they arose. Total fair value of the grant was calculated based on the share price on the grant date and totaled $ 9,055 thousand ($ 16.65 per share).

In December 2011, at which time Formula was negotiating an amendment and to extension of its chief executive officer’s service agreement, it redeemed all of the above-described 543,840 shares for no consideration. In March 2012, concurrently with the amendment and extension of its chief executive officer’s service agreement, Formula approved a grant of options to the chief executive officer, exercisable for 1,122,782 ordinary shares as long as the chief executive officer is a director of Formula and/or (ii) a director of each of the directly held subsidiaries of Formula; provided that if he fails to meet the foregoing requirement (A) due to the request of the board of directors of either Formula or any of its directly held subsidiaries (other than a request which is based on actions or omissions by the chief executive officer that would constitute "cause" under his service agreement with Formula), (B) because the chief executive officer is prohibited under the governing law or charter documents of the relevant company or the stock exchange rules and regulations applicable to such company from being a director of such company (other than due to his actions or omissions) or (C) notwithstanding the chief executive officer’s willingness to be so appointed (but provided that neither (A) nor (B) applies); then, in each of (A), (B) and (C), the chief executive officer will be deemed to have complied with clauses (i) or (ii) above. The options vest in equal quarterly installments over an eight year period that commences in March 2012 and concludes in December 2019. The exercise price of the options is NIS 0.01 per share. These options are amortized in accordance with the Group’s option amortization methodology. The new grant is accounted for as a modification to the March 2011 grant to the chief executive officer. Notwithstanding the foregoing, the options granted can be exercised by our chief executive officer, at any time, whether vested or not, provided that any shares that will be issued upon the exercise of the options that are unvested at the time of such exercise shall be redeemable shares, which shall vest according to the vesting periods provided for the options.

b.	Formula’s subsidiaries granted options to their employees to purchase shares in the respective companies. The options were mainly granted during the years 1999-2011. In general, the options expire 7-10 years after grant. For further information with respect to expenses relating to the benefit to the employees, an additional disclosure required by ASC 718, see Note 2(x).

c.	The following table sets forth the breakdown of stock-based compensation expense resulting from stock options grants, as included in the consolidated statements of income:

	Year ended December 31,
	2009	2010	2011

Cost of revenues	2	2	4
Research and development expenses	26	61	54
Selling and marketing expenses	32	75	92
General and administrative expenses	1,581	1,326	4,473

Total stock-based compensation expense	1,641	1,464	4,623

Magic:

The following table is a summary of employee option activity as of December 31, 2011, and changes during the year ended December 31, 2011, in Magic:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2011	1,664,188	$2.02	6.49	$6,928
Granted	300,000	4.00
Exercised	(580,414)	1.56
Forfeited	(27,895)	1.15

Outstanding at December 31, 2011	1,355,879	$2.31	6.46	$3,416

Exercisable at December 31, 2011	694,913	$2.55	4.33	$1,680

Vested and expected to vest at December 31, 2011	1,286,149	$2.63	6.32	$3,280

The weighted-average grant-date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $ 0.87, $ 1.88 and $ 4, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount is changed based on the market value of Magic’s ordinary shares.

Total intrinsic value of options exercised for the years ended December 31, 2009, 2010 and 2011 was $ 26, $ 1,895 and $ 2,197, respectively. As of December 31, 2011, there was $ 882 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under Magic option plans. This cost is expected to be recognized over a weighted-average period of approximately four years.

Matrix:

The following table is a summary of employee option activity as of December 31, 2011, and changes during the year ended December 31, 2011, in Matrix:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		$	Years	$

Outstanding at January 1, 2011	143,665	3.23	0.916	381
Granted	2,250,000	4.44
Exercised	202,000	3.86
Forfeited	-	-

Outstanding at December 31,2011	2,191,665	3.73	4.57	1,162

Exercisable at December 31, 2011	16,665	1.83	1	52

Vested and expected to vest at December 31, 2011	2,191,665	3.73	4.57	1,162

The weighted-average grant-date fair value of options granted during the year ended December 31, 2011 was $ 1.9. The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount changes based on the fair value of Matrix’ ordinary shares. As of December 31, 2011, there was approximately $ 2,427 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under Matrix equity incentive plan. Those costs are expected to be recognized over a weighted-average period of four years. The total intrinsic value of options exercised during the years ended December 31, 2009, 2010, and 2011 was $ 3,280, $ 3,110 and $ 738, respectively.

LIABILITY IN RESPECT OF CAPITAL LEASE	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt and Capital Leases Disclosures [Text Block]

Note 13: - Liability in respect of capital lease

The following are details of the future minimum lease commitments in respect of capital lease as of December 31, 2011:

	Minimum lease payments	Interest	Present value of minimum lease payment

First year	554	148	406
Second year until fifth year	2,247	327	1,920

Total	2,801	475	2,326

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 14:- Commitments and Contingencies

a.	Liens:

Pursuant to a bank credit agreement, a lien has been incurred by the Company over a certain portion of its investment in outstanding shares of Matrix and Sapiens.

b.	Guarantees:

1.	The Group has provided bank guarantees in an aggregate of approximately $ 13,500 as security for the performance of various contracts with customers. If the subsidiaries were to breach certain terms of such contracts, the customers could demand that the banks providing the guarantees distribute the amounts claimed to be due.

2.	Subsidiaries have provided bank guarantees aggregating to $ 4,000 as security for rent to be paid for their offices. If the subsidiaries were to breach certain terms of their leases, the lessors could demand that the banks providing the guarantees distribute the amounts claimed to be due.

c.	Covenants:

In connection with the Group’s credit facility agreements, primarily Matrix, with various financial institutions and in connection with non-convertible debentures, the Group committed to the following:

1.	To maintain certain financial ratios. The Group has met the financial ratios as of December 31, 2010 and 2011.

2.	Matrix committed not to grant a security interest in all or substantially all of its assets.

3.	Matrix committed not to distribute dividends that will cause its equity (when measured based on International Financial Reporting Standards ("IFRS") to be less than NIS 275,000 (approximately $ 72,000). As of December 31, 2011, Matrix’s equity was approximately NIS 588,236 (approximately $ 154,000) (as measured based on IFRS).

d.	Legal proceedings:

1.	In 2010, a former customer of Sapiens filed a claim in the arbitration court in Warsaw, Poland against Sapiens, for damages caused by Sapiens with respect to a license and services contract with such former customer provided few years ago. The claim was in an amount of approximately €3,400 (approximately $ 2,600). A settlement was reached in October 2011 under which Sapiens paid 1,100 Euro ($1,509) and recovered an amount of $ 1,200 from the insurance company.

2.	In February 2010, a U.S. based company filed a lawsuit against Magic and one of its subsidiaries claiming an alleged breach by Magic and the subsidiary of its intellectual property rights in connection with one of Magic’s products. In July 2011, Magic entered into a settlement agreement with the plaintiff according to which Magic paid a lump sum to the plaintiff for future maintenance and support until 2018, subject to a complete release of all claims.

3.	In August 2009, a software company and one of its owners filed an arbitration proceeding against Magic and one of its subsidiaries, claiming an alleged breach of a non-disclosure agreement between the parties. The plaintiffs are seeking damages in the amount of approximately $13,600. The arbitrator determined that both Magic and the subsidiary breached the non-disclosure agreement, but closing summaries regarding damages have not yet been submitted. At this time, given the multiple uncertainties involved and due to large part to the highly speculative nature of the damages sought by the plaintiff, which leaves a wide discretion to the arbitrator in quantifying and awarding the damages, Magic is unable to estimate the amount of the probable loss, if any, to be recognized.

4.	In June 2004, an Israeli company filed a lawsuit against Magic in the District Court of Tel Aviv - Jaffa seeking damages of NIS 8,000 (approximately $ 2,200), with an option to increase the amount sought to approximately NIS 17,000 (approximately $4,800), for recovery of alleged damages caused by Magic’s alleged failure to integrate a software system. In March 2011, Magic entered into a settlement agreement with the plaintiff pursuant to which Magic did not incur any additional loss exceeding amounts already recognized.

5.	In addition to the above mentioned legal proceedings, from time to time, Formula and/or its subsidiaries are subject to legal, administrative and regulatory proceedings, claims, demands and investigations in the ordinary course of business, including claims with respect to intellectual property, contracts, employment and other matters. The Company applies ASC 450, "Contingencies," and accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in the determination of both the probability and as to whether a loss is reasonably estimable. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter. The Company intends to defend itself vigorously against the above claims, and it generally intends to vigorously defend any other legal claims to which it is subject. While for most litigation, the outcome is difficult to determine, to the extent that there is a reasonable possibility that the losses to which the Company may be subject could exceed the amounts (if any) that it has already accrued, the Company attempts to estimate such additional loss, if reasonably possible, and disclose it (or, if it is an immaterial amount, indicate accordingly). The aggregate provision that the Company has recorded for all other legal proceedings (other than the particular material proceedings described above) is not material. Furthermore, in respect of its ordinary course legal, administrative and regulatory proceedings (i.e., other than the particular material proceedings described above), the Company estimates, in accordance with the procedures described above, that as of the current time there is no reasonable possibility that it will incur material losses exceeding the non-material amounts already recognized.

e.	Operating lease commitments:

The following are details of the future minimum lease commitments for office equipment, office space and motor vehicles under non-cancelable operating leases as of December 31, 2011:

2012	18,745
2013	12,646
2014	3,859
2015	1,589
2016 and Thereafter	2,747

39,586

Rent expenses for the years 2009, 2010 and 2011, were approximately $ 14,000 $ 15,000 and $ 13,000, respectively.

EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 15:-    Equity

The composition of share capital is as follows:

	December 31, 2011			December 31, 2010
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding

Ordinary shares, NIS 1 par value each	25,000,000	13,620,780	13,596,000	25,000,000	13,620,780	13,596,000

a.	Formula’s ordinary shares, par value NIS 1 per share, are traded on the TASE and Formula’s ADSs, each representing one ordinary share, are traded on the NASDAQ.

b.	Formula holds 24,780 of its ordinary shares.

c.	In January 2009, Formula distributed a cash dividend of approximately $ 30,000 which had been declared in December 2008.

d.	In April 2010, Formula distributed a cash dividend of approximately $20,000.

e.	In May 2011, Formula distributed a cash dividend of approximately $10,000.

e.	For information concerning the Company’s employee and officer share option plan, see Note 12.

f.	In December 2010, Magic consummated a private placement of its ordinary shares and warrants with several institutional and private investors, issuing 3,287,616 ordinary shares at a price of $ 6.5 per share and in a total amount of $ 20,290 net of issuance expenses. In addition, certain of the purchasers received warrants to purchase up to an aggregate of 1,134,231 Magic ordinary shares at an exercise price of $ 8.26 per share. The warrants are exercisable as of six months from the date of issuance, have a term of three years, and the exercise price is subject to future adjustment for various events, such as stock splits or dividend distributions.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 16:- Income Taxes

a.	Israeli taxation:

1.	Taxable income in Israel was subject to corporate tax at the following rates: 2010 - 25%, and 2011 - 24%. On December 5, 2011, the Knesset (Israel’s parliament) passed a law seeking to alter the tax burden (the "Tax Burden Law"), which cancels, among others, the previously scheduled further gradual reduction in the corporate tax rates in Israel. Under the Tax Burden Law, the corporate tax rate in Israel will be increased to 25% starting in 2012. Accordingly, the real capital gains tax rate will increase to 25%. The effect of these changes increased the Company’s deferred tax assets by approximately $ 1,606 thousand. The adjustment of the deferred tax balances resulted in a tax benefit in 2011, which was recorded in tax benefits.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the "Investment Law"):

Some operations of certain of Formula’s Israeli subsidiaries and affiliated companies have been granted "Approved Enterprise" and "Privileged Enterprise" status pursuant to the Investment Law, which provides certain tax benefits to certain investment programs. For these programs, the subsidiaries and affiliated companies have elected the alternative benefits track, waiving grants in return for tax exemptions. Pursuant to the alternative benefits track, the income derived from the Approved Enterprise programs is tax-exempt for periods of two to four years and will be eligible for reduced tax rates for additional periods of five to eight years (such reduced tax rates are dependent on the level of foreign investment in the subsidiaries and affiliated companies). Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at regular rates.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise’s income. The tax-exempt income attributable to the Approved Enterprise programs mentioned above can be distributed to shareholders without subjecting the Company to taxes, only upon the complete liquidation of the applicable Israeli subsidiary. Tax-exempt income generated under the Privileged Enterprise program will be subject to taxes upon dividend distribution (which includes the repurchase of an entity’s shares) or liquidation.

The tax benefit periods provided end at the earlier of 12 years from the commencement of production or 14 years from receipt of the approval for the Approved Enterprise. As of December 31, 2011, the Company’s subsidiaries and affiliated company have not generated any taxable income under any of its Approved Enterprises programs and thus the benefit periods for these benefits have not yet commenced. Therefore, these benefit programs have had no effect upon the calculation of earnings per share for any of the periods presented in the Company’s statements of income for the 3 years ended December 31, 2011.

The entitlement to the above benefits is conditional upon the fulfillment of the conditions stipulated by the Investment Law and related regulations (see below). Should any of Formula’s Israeli subsidiaries and affiliated companies fail to meet such requirements in the future, income attributable to the relevant entity’s Approved Enterprise or Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate, and the entity could be required to refund a portion of the tax benefits already received with respect to such programs. As of December 31, 2011, management believes that Formula’s Israeli subsidiaries and affiliated companies are in compliance with all of the conditions required by the Investment Law.

The Company does not intend to distribute any of its undistributed tax-exempt income via dividends, as it intends to reinvest such income in the Company. Accordingly, no deferred income taxes have been provided on income attributable to the Company’s Approved or Privileged Enterprise programs, as the undistributed tax-exempt income is essentially permanent in duration.

On April 1, 2005, an amendment to the Investment Law came into effect (the "2005 Amendment") that has significantly changed the provisions of the Investment Law.

The 2005 Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies are no longer required to obtain the Israeli Investment Center’s prior approval to qualify for tax benefits. An enterprise eligible for benefits under the 2005 Amendment is a "Benefited Enterprise," rather than the previous terminology of Approved Enterprise. The period of tax benefits for a new Benefited Enterprise commences in the "Year of Commencement", which is the later of: (1) the year of election, or (2) the year in which taxable income is first generated by the relevant enterprise after the election year.

The 2005 Amendment limits the scope of enterprises that may be approved by the Israeli Investment Center by setting criteria for the approval of a facility as a Benefited Enterprise, such as a provision that generally requires that at least 25% of the Benefited Enterprise’s income will be derived from export.

During December 2010, the Law for Economic Policy for 2011 and 2012 (Amended Legislation) was passed, and among other things, amended the Investment Law effective January 1, 2011 (the "2011 Amendment"). Under the 2011 Amendment, upon an irrevocable election made by a company, a uniform corporate tax rate will apply to all qualifying income of its industrial enterprises, as opposed to the previous law’s incentives, which are limited to income from Approved Enterprises during their benefits periods. Under the 2011 Amendment, when the election is made, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively, thereafter. Certain "Special Industrial Companies" that meet certain criteria (somewhat equivalent to the criteria for the strategic investment track noted above) will enjoy further reduced tax rates of 5% in Development Zone A and 8% elsewhere. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

3.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

Some of Formula’s subsidiaries currently qualify as an "Industrial Company," as defined by the Law for the Encouragement of Industry (Taxation), 1969, and, as such, are entitled to certain tax benefits including, inter alia, accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

b.	Subsidiaries and affiliated companies outside Israel:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes have been provided in relation to undistributed earnings of the non-Israelis subsidiaries. This is because the Company intends to reinvest undistributed earnings in the foreign subsidiaries in which those earnings arose. If these earnings were distributed in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and non-Israeli withholding taxes.

c.	Net operating loss carryforwards:

Formula and its subsidiaries had cumulative losses for tax purposes as of December 31, 2011 totaling approximately $ 148,400 (as of December 31, 2010, the amount was $ 177,400), of which $ 138,600 was in respect of companies in Israel which can be carried forward and offset against taxable income in the future for an indefinite period, and approximately $ 9,800 of which was in respect of companies abroad (as of December 31, 2010, that amount was $ 8,200). In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on a consideration of these factors, the Company recorded a valuation allowance as detailed in Note 16(e) below.

d.	Income tax assessments:

Formula and its subsidiaries are routinely examined by various taxing authorities. Below is a summary of the income tax assessments of Formula and its subsidiaries:

Formula

Formula’s tax years 2008 through 2011 remain subject to examination by the Israeli Tax Authorities.

Matrix

Matrix group entities have final tax assessments through the year 2007-2008.

Magic

Magic (the Israeli entity) has received final tax assessments through the year 2006. Non-Israeli subsidiaries of Magic are taxed according to the tax laws in their respective domiciles of residence. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to adjustment for foreign tax credits) and foreign withholding taxes.

The Company’s management has determined that Formula’s subsidiaries will not distribute any of their undistributed tax income as a dividend. The Company intends to reinvest the amount of such tax income. Accordingly, no deferred income taxes have been provided.

e.	Deferred taxes:

1.	Composition:

	December 31,
	2010	2011

Net operating losses carried forward	43,120	33,753
Allowances and reserves	3,219	3,665
Differences in measurement basis (cash basis for tax purposes)	(4,377)	(6,745)

	41,962	30,673
Valuation allowance	(29,173)	(19,984)

Total	12,789	10,689

2.	Presentation in balance sheets:

	December 31,
	2010	2011

Other current assets	4,526	6,254
Other non-current assets	13,135	11,630
Other current liabilities	(2,218)	(2,359)
Long-term liabilities	(2,654)	(4,836)

	12,789	10,689

f.	Income before taxes on income:

	Year ended December 31,
	2009	2010	2011

Domestic	24,762	31,153	32,692
Foreign	12,030	11,463	10,258

Total	36,792	42,616	42,950

g.	Income taxes included in the statements of operations:

	Year ended December 31,
	2009	2010	2011

Current taxes:

Domestic	7,002	8,149	8,351
Foreign	819	1,750	1,136

	7,821	9,899	9,487
Deferred taxes:

Domestic	1,359	(4,004)	(3,948)
Foreign	(875)	649	150

Deferred taxes, net	484	(3,355)	(3,798)

Taxes on income	8,305	6,544	5,689

h.	Theoretical tax:

The following table presents a reconciliation between the theoretical tax expense, assuming that all income was taxed at statutory tax rates, and the actual income tax expense, as recorded in the Company’s statement of operations:

	Year ended December 31,
	2009	2010	2011

Income before income taxes, as per the statement of operations	36,792	42,616	42,950

Statutory tax rate in Israel	26%	25%	24%

Theoretical tax expense	9,566	10,654	10,308
Reconciliation:
Non-deductible expenses	441	238	1,539
Tax-exempt income change in tax rate and reduced tax rates in companies which have Approved Enterprises	425	631	922
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided, net	627	(3,438)	883
Effect of change in Israel tax rates	-	-	(1,606)
Prior year losses and temporary differences for which deferred taxes were recorded, net	(2,979)	(3,231)	(6,692)
Taxes in respect of prior years	118	735	(707)
Other	107	955	1,042

Income taxes as per the statement of operations	8,305	6,544	5,689

Effective tax rate - in %	22.6%	15.4%	13.2%

i.	Uncertain tax positions:

During the years ended December 31, 2009, 2010 and 2011, Formula and its subsidiaries recorded $ (77), $ 1,636 and $ 297 of tax expenses (income), respectively, as a result of this codification.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits in Formula’s subsidiaries is as follows:

Balance as of January 1, 2010	679

Increase related to current year tax positions	915
Increase related to prior years’ tax positions	512

Balance as of December 31, 2010	2,106

Increase related to current year tax positions	1,363
Decrease related to prior years’ tax positions	(512)

Decrease due to deconsolidation of Sapiens	(400)

Balance as of December 31, 2011	2,557

The Group recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense. For the years ended December 31, 2009, 2010 and 2011, the amounts recognized, on a consolidated basis, for interest and penalties expenses related to uncertain tax positions were $ 10, $209 and $ (154), respectively. In addition, the Group’s consolidated liability for unrecognized tax benefits including accrued interest and penalties related to uncertain tax positions was $ 230 and $ 76 at December 31, 2010 and 2011, respectively, which is included within income tax accrual in the Group’s consolidated balance sheets.

As of December 31, 2010 and 2011, there were no uncertain tax positions for which it was reasonably possible that the total amount of the Group’s unrecognized tax benefits would significantly increase or decrease within 12 months.

As of December 31, 2011, the entire amount of unrecognized tax benefit (i.e., $2,557) could affect the Group’s income tax provision and the effective tax rate.

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]

Note 17:- Supplementary Financial Statement Information

Balance Sheets:

a.	Other accounts receivable:

Composition:

	December 31,
	2010	2011

Government departments	6,424	16,043
Employees (1)	356	274
Prepaid expenses and advances to suppliers	9,495	10,026
Deferred taxes	4,526	6,254
Advanced payments due to M&A activities	1,160	-
Derivatives	-	54
Other	1,179	984

Total	23,140	33,635

(1)	Some of these balances are linked to the CPI, and bear interest at an annual rate of 4%.

b.	Liabilities to Banks:

Composition:

	December 31,		December 31,
	2011		2010	2011
	Interest rate	Linkage
	%	basis

Bank credit	Prime+2%	Unlinked	527	1,431
Short-term bank loans	Prime+0.1%		-	3,522
Current maturities of long-term loans from banks (see Note 10)			6,157	11,689

Total			6,684	16,642

c.	Other accounts payable:

Composition:

	December 31,
	2010	2011

Government institutions	20,260	19,478
Customer advances	280	1,028
Deferred taxes	2,218	2,359
Accrued expenses and other current liabilities	7,935	2,467

Total	30,693	25,332

d.	Financial expenses, net:

Composition:

	Year ended December 31,
	2009	2010	2011

Financial income	4,160	1,062	1,030
Financial costs related to long-term debt	(5,982)	(5,029)	(5,020)
Financial costs related to short-term credit and others	(2,590)	(2,527)	(1,599)
Gain (loss) from marketable securities, net (1) (2)	4,181	2,123	(911)

Total	(231)	(4,371)	(6,500)

(1)	Includes gains (losses) from trading securities still held by the Company for the years 2009, 2010 and 2011 in the amounts of $ 1,362, $ 2,276 and $ (197) respectively (see Note 4).

(2)	Includes impairment of available-for-sale marketable securities for 2010 and 2011 of $ 153 and $ 714, respectively (see Note 4).

e.	Other expenses (income), net:

Composition:

	Year ended December 31,
	2009	2010	2011

Gain on sale of fixed assets, net	(247)	-	-
Impairment in value of cost-based investment	59	-	-
Other	(1,480)	231	(207)

Total	(1,668)	231	(207)

f.	Operating segments:

The Company operates in the software services and proprietary software products and related services through its two directly held subsidiaries and affiliated company: Matrix, Magic and Sapiens, respectively.

Matrix

Matrix provides software services, software development projects, outsourcing, integration of software systems and services – all in accordance with its customers’ specific needs. Matrix also provides upgrading and expansion of existing software systems. Matrix software solutions and services include the following components: (i) development of dedicated customer software systems; (ii) customization of software developed by third parties to provide a response to customers’ requirements;

(iii) systems assimilation; (iv) offshore and domestic services, mainly for software developments and quality assurance and software testing; and (v) integration of all or part of these components. Matrix operates in sales and support of software products of leading worldwide vendors. Matrix supplies infrastructure solutions for computer and communication systems and hardware products. Matrix operates technological training and qualification centers providing advanced professional courses for hi-tech personnel, training and assimilation of computer systems, applications courses, professional training, soft-skills training and training for capital market operations.

Magic

Magic develops market and support software development and deployment technology (the "Magic technology") and applications developed using the Magic technology. Magic technology enables enterprises to accelerate the process of building and deploying business software applications that can be rapidly customized and integrated with existing systems meeting enterprises current needs.

Magic’s offering provide software houses and enterprises the ability to create any type of business applications, leverage existing information technology resources, enhance business ability, and focus on core business priorities to gain maximum return on their existing and new IT investments. Magic technology also provides the option to deploy its software capabilities in the cloud, hosted in web services cloud computing environment.

Magic is known for its metadata driven, code-free approach, allowing users to focus on business logic rather than technological requirements. This approach forms the driving principle of both the uniPaaS application platform and the iBOLT business and process integration platform. Both uniPaaS and iBOLT enable enterprises to accelerate the process of building and deploying applications that can be rapidly customized and integrated with existing systems.

Magic also offers a broad range of flexible fee-based consulting services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, as well as supplemental staffing services.

Sapiens

Sapiens is a provider of software solutions for the insurance industry. Sapiens’ suite of insurance solutions, built to meet the core business needs of large and small insurance carriers, aligns IT with business demands for speed, flexibility and efficiency. Sapiens’ solutions are supplemented by Sapiens’ methodology and consulting services, which address the complex issues related to the life-cycle of enterprise business applications. Sapiens offers its solutions to two of the major lines of insurance business – Life & Pension ("L&P") and Property & Casualty ("P&C").

Sapiens’ insurance solutions are deployed at leading insurance carriers globally. Sapiens’ service offerings include a standard consulting offering that helps customers make better use of IT in order to achieve their business objectives.

Sapiens eMerge™, is a rules-based model-driven architecture, that is used to develop most of Sapiens’ software products. It enables the creation of mission critical core enterprise applications with little or no coding using agile methodologies. Sapiens’ technology allows customers to achieve legacy modernization and enterprise application integration.

On August 21, 2011, following Sapiens’ acquisition of all of the outstanding shares of FIS, a provider of packaged-based insurance software solutions for L&P, and IDIT, a provider of insurance software solutions which focuses on the P&C market (see Note 6 for further information), which was mainly financed by the issuance of Sapiens shares, the Company lost its controlling interest in Sapiens, resulting in the deconsolidation of Sapiens’ results from the Company’s financial statements. As a result of Sapiens’ acquisition of FIS and IDIT, the Company’s interest in Sapiens diluted from 75.6% to 42.2%. The gain recognized in relation of the Company’s loss of control in Sapiens amounted to $ 25,833 and is presented in the income statement as equity in gains of affiliated companies, net. From August 21, 2011 until December 31, 2011, Sapiens’ results of operations were reflected in the Company’s results via the equity method of accounting.

The Company evaluates the performances of each of its directly held subsidiaries based on operating income/loss. Headquarters and finance expenses are allocated proportionally among the subsidiaries:

	Matrix	Sapiens	Magic	Total

Revenues:
2011	491,144	36,515	113,328	640,987
2010	409,272	52,235	88,578	550,085
2009	368,498	45,698	55,350	469,546

Inter-segment sales:
2011	370	-	-	370
2010	391	-	-	391
2009	153	3	-	156

Operating income:
2011	30,974	4,487	13,989	49,450
2010	31,412	6,476	9,099	46,987
2009	26,014	5,087	5,922	37,023

	Matrix	Sapiens	Magic	Total

Identifiable assets:
2011	411,284	-	129,125	540,409
2010	389,366	51,904	111,950	553,220

Goodwill:
2011	13,754	-	6,868	20,622
2010	14,809	16,490	6,868	38,167

Identifiable liabilities:
2011	185,044	-	28,104	213,148
2010	183,342	22,130	22,386	227,858

Depreciation and amortization:
2011	5,893	3,430	5,040	14,363
2010	4,235	6,647	4,569	15,451
2009	3,568	5,369	4,600	13,537

Investments in segment assets:
2011	8,048	362	497	17,146
2010	4,103	662	583	5,348
2009	1,799	326	580	2,705

The following table presents a reconciliation, between the data concerning revenues, assets and liabilities appearing in the individual operating segments’ financial statements and the corresponding data appearing in the Company’s consolidated financial statements:

	Year ended December 31,
	2009	2010	2011

Revenues:
Revenues as above	469,546	550,085	640,987
Less inter-segment transactions	(156)	(391)	(370)

Revenues as per statements of operations	469,390	549,694	640,617

	December 31,
	2010	2011
Identifiable assets:
Total assets of operating segments	591,387	561,031
Assets not identifiable to a particular segment	32,615	108,190
Elimination of inter-segment assets and other	(235)	-

Total assets from continuing operations as per consolidated balance sheets	623,767	669,221

Identifiable liabilities:
Total liabilities of operating segments	227,858	213,148
Liabilities not identifiable to a particular segment	61,829	103,864
Elimination of inter-segment liabilities and other	(304)	-

Total liabilities from continuing operations as per consolidated balance sheets	289,383	317,012

g.	Geographical information:

1.	The Company’s long-lived assets are located as follows:

	December 31,
	2010	2011

Israel	8,100	15,632
United States	3,229	2,656
Europe	347	431
Japan	523	374
Other	212	72

Total	12,411	19,165

2.	Revenues:

Revenues classified by geographic area (based on the location of customers):

	Year ended December 31,
	2009	2010	2011

Israel	368,230	412,922	486,025
International:
United States	38,862	73,075	92,484
Other	62,298	63,697	62,108

Total	469,390	549,694	640,617

h.	Earnings per share:

The following table presents the computation of basic and diluted net earnings per share from continuing operations:

	Year ended December 31,
	2009	2010	2011

Numerator:
Net income basic earnings per share - income available to shareholders	14,198	18,379	42,962
Effect of dilutive securities of subsidiaries	-	-	-

Amount for diluted earnings per share - income available to shareholders	14,198	18,379	42,962

Weighted average shares outstanding
Denominator for basic net earnings per share	13,200	13,382	13,514
Effect of dilutive securities	364	141	155

Denominator for diluted net earnings per share	13,564	13,523	13,669

Basic net earnings per share from continuing operations	1.08	1.37	3.17

Diluted net earnings per share from continuing operations	1.04	1.36	3.11

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

Note 18: - Discontinued operations

a.	On October 22, 2009, the Company completed the sale of its entire shareholdings in NextSource. The results of operations of NextSource have been classified as discontinued operations in the statement of income, and prior periods’ results have been reclassified accordingly. In addition, comparative data of the assets and liabilities attributed to the discontinued operations have been reclassified in the Company’s balance sheet.

b.	The following is the composition of discontinued operations (including capital gains):

	Year ended December 31,
	2009	2010	2011

Revenues	64,328	-	-
Cost of revenues	57,996	-	-

Gross profit	6,332	-	-
Research and development costs, net	-	-	-
Selling, general and administrative expenses	5,647	-	-

Operating income	685	-	-
Financial expenses, net	(55)	-	-
Capital gains on sale of shareholdings, net	4,284	-	-

Income before income taxes	4,914	-	-
Taxes on income	36	-	-

	4,878	-	-
Equity in losses of affiliates, net	-	-	-

Net income	4,878	-	-

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 19: - Subsequent events

On January 27, 2012, the Company consummated the purchase of Sapiens common shares from 2 former shareholders of FIS and IDIT (Sapiens' recently acquired companies) and others, resulting in the Company’s interest in Sapiens’ outstanding common shares increasing from 47.3% to 52.1%, regaining Company’s controlling interest in Sapiens and recording gain in an amount of $ 3,400.